Benefit Plans - Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Effect on total of service and interest cost components, Impact of 1% Increase	$ 4
Effect on postretirement benefit obligation, Impact of 1% Increase	83
Effect on total of service and interest cost components, Impact of 1% Decrease	(3)
Effect on postretirement benefit obligation, Impact of 1% Decrease	$ (74)